INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Deferred tax asset for NOL carryforwards	$ 12,303,000	$ 10,649,000
Deferred tax liability for intangibles	(165,000)	(165,000)
Share based compensation	4,589,000	$ 4,205,000
Non deductible accrued expenses	10,000
Valuation allowance	$ (16,737,000)	$ (14,689,000)
Deferred Tax Assets, Net, Total